UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22874

THL CREDIT SENIOR LOAN FUND

 (Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor

New York, NY 10005

(Address of principal executive offices) (Zip code)

Stephanie Trell

100 Wall Street, 11th Floor

New York, NY 10005

(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THL Credit Senior Loan Fund
Schedule of Investments (unaudited)	March 31, 2016

Investments	Principal	Value
SENIOR LOANS(a) – 130.4% (92.5% of Total Investments)

Aerospace & Defense – 1.9%
AM General LLC., Term B Facility - First Lien, 10.250%, 03/22/18	$2,193,590	$1,634,224
Pelican Products, Inc., Term Loan - Second Lien, 9.250%, 04/09/21(b)	1,000,000	842,500
Total Aerospace & Defense		2,476,724
Automotive – 2.2%
Chrysler Group LLC, Tranche B Term Loan - First Lien, 3.500%, 05/24/17	430,363	430,931
Neenah Enterprises (Neenah Foundry), Term Loan - First Lien, 6.750%, 04/26/17(b)	2,404,606	2,362,526
Total Automotive		2,793,457
Banking, Finance, Insurance & Real Estate – 3.1%
Armor Holdco, Inc. (American Stock Transfer), Term Loan - First Lien, 5.750%, 06/26/20	476,981	465,653
Confie Seguros Holding II Co., Term Loan - Second Lien, 10.250%, 05/09/19(b)	500,000	458,750
GENEX Services, Inc., Term Loan B - First Lien, 5.250%, 05/28/21(b)	982,500	967,763
GENEX Services, Inc., Initial Term Loan - Second Lien, 8.750%, 05/30/22(b)	250,000	230,625
RJO Holdings Corp., Term Loan - First Lien, 6.980%, 12/10/16(b)	1,145,601	990,945
SG Acquisition Inc. (Safe Gard), Initial Term Loan - First Lien, 6.250%, 08/19/21(b)	823,095	808,691
Total Banking, Finance, Insurance & Real Estate		3,922,427
Beverage, Food & Tobacco – 3.1%
Arctic Glacier U.S.A., Inc., 2014 Term B Loan - First Lien, 6.000%, 05/10/19(b)	2,443,669	2,333,704
Flavors Holdings Inc., Tranche B Term Loan - First Lien, 6.750%, 04/03/20(b)	925,000	832,500
Flavors Holdings Inc., Initial Term Loan - Second Lien, 11.000%, 10/03/21(b)	1,000,000	845,000
Total Beverage, Food & Tobacco		4,011,204
Capital Goods – 0.6%
Crosby US Acquisition Corp., Initial Term Loan - First Lien, 4.000%, 11/23/20	977,500	806,442
Chemicals, Plastics & Rubber – 0.5%
Vertellus Specialities, Inc., Term Loan - First Lien, 10.500%, 10/31/19	985,000	587,306
Construction & Engineering – 1.8%
Power Buyer, LLC (Powerteam Services), Initial Term Loan - Second Lien, 8.250%, 11/06/20(b)	2,500,000	2,350,000
Consumer Products: Durables – 1.1%
Paladin Brands Holding, Inc., Initial Loan - First Lien, 7.250%, 08/16/19(b)	1,743,030	1,446,715
Consumer Products: Non Durables – 3.4%
Calceus Acquisition, Inc. (Cole Haan), Term B-1 Loan - First Lien, 5.000%, 01/31/20	2,947,442	2,170,055
Varsity Brands, Inc. (Hercules Achievement), Term B Loan - First Lien, 5.000%, 12/11/21	1,975,000	1,974,180
Vince Intermediate Holding LLC, Initial Term Loan - First Lien, 5.750%, 11/27/19(b)	257,143	235,286

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016

Investments	Principal	Value
SENIOR LOANS (continued)

Consumer Products: Non Durables – 3.4% (continued)
Total Consumer Products: Non Durables		$4,379,521
Consumer Products: Packaged Food – 1.1%
Keurig Green Mountain (Maple Holdings Acquisition Corp.), Term B USD Loans - First Lien, 5.25%, 03/03/23	$1,367,407	1,368,542
Energy, Oil & Gas – 3.4%
Chelsea Petroleum Products I LLC, Term B - First Lien, 6.750%, 07/22/22	1,962,353	1,844,612
HGIM Corp. (Harvey Gulf), Term Loan B - First Lien, 5.500%, 06/18/20	2,929,900	1,600,458
Stonewall Gas Gathering LLC, Term Loan - First Lien, 8.750%, 01/28/22(b)	862,795	854,167
Total Energy, Oil & Gas		4,299,237
Healthcare & Pharmaceuticals – 3.6%
Alvogen Pharma US Inc., Term Loan - First Lien, 6.000%, 04/01/22	2,845,211	2,806,090
BioScrip, Inc., Initial Term B Loan - First Lien, 6.500%, 07/31/20	1,232,394	1,113,259
BioScrip, Inc., Term Loan - First Lien, 6.500%, 07/31/20	739,437	667,955
Total Healthcare & Pharmaceuticals		4,587,304
Hotel, Gaming & Leisure – 4.4%
ALG USA Holdings, LLC (Apple Leisure Group), Term Loan B-1 - First Lien, 7.000%, 02/28/19(b)	817,736	818,758
ALG USA Holdings, LLC (Apple Leisure Group), Term Loan B-2 - First Lien, 7.000%, 02/28/19(b)	1,083,975	1,085,330
Caesars Entertainment Resort Properties LLC, Term B Loan - First Lien, 7.000%, 10/12/20	1,974,949	1,832,753
Parq Holdings LP, Term Loan - First Lien, 8.500%, 12/17/20(b)	2,000,000	1,875,000
Total Hotel, Gaming & Leisure		5,611,841
Manufacturing – 4.4%
CPM Holdings, Inc., Initial Term Loan - First Lien, 6.000%, 04/11/22(b)	2,084,250	2,060,802
Gates Global Inc., Initial Term Loan - First Lien, 4.250%, 07/05/21	2,427,028	2,297,340
Preferred Proppants LLC (Preferred Sands), Term Loan - First Lien, 6.750%, 07/27/20(b)	2,955,000	1,241,100
Total Manufacturing		5,599,242
Media: Advertising, Printing & Publishing – 7.1%
Cengage Learning Acquisitions, Inc., Term Loan - First Lien, 7.000%, 03/31/20	3,845,642	3,835,354
Getty Images, Inc., Initial Term Loan - First Lien, 4.750%, 10/18/19	1,969,466	1,473,239
Harland Clarke Hldgs., Tranche B-3 Term Loans - First Lien, 7.000%, 05/22/18	3,725,000	3,683,094
Total Media: Advertising, Printing & Publishing		8,991,687
Media: Broadcasting & Subscription – 1.3%
CSC Holdings, Inc., (Cablevision / Altice Financing / Neptune Finco), Initial Term Loans - First Lien, 5.000%, 10/10/22	500,000	501,445
Tribune Media Co., Term B Loan - First Lien, 3.750%, 12/27/20(b)	1,251,679	1,164,061
Total Media: Broadcasting & Subscription		1,665,506
Media: Diversified and Services – 7.9%
Extreme Reach, Inc., Initial Term Loan - First Lien, 6.750%, 02/07/20	1,374,726	1,372,431
IMG Worldwide, Inc., Term Loan - First Lien, 5.250%, 05/03/21	1,965,000	1,967,466

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016

Investments	Principal	Value
SENIOR LOANS (continued)

Media: Diversified and Services – 7.9% (continued)
Learfield Communications, Inc., 2014 Replacement Term Loan - First Lien, 4.500%, 10/09/20	$984,422	$980,730
Match Group, Inc., Term B-1 Loans - First Lien, 5.500%, 10/27/22	1,203,516	1,207,283
Mood Media Corporation, Term Loan - First Lien, 7.000%, 05/01/19	4,900,000	4,588,384
Total Media: Diversified and Services		10,116,294
Metals & Mining – 0.3%
TMS International Corp. (Tube City), Term Loan B - First Lien, 4.500%, 10/16/20(b)	482,330	429,274
Packaging – 1.5%
BWAY Holding Co. (ICL Industrial Containers ULC/ICL), Initial Term Loan - First Lien, 5.500%, 08/14/20	1,965,000	1,910,963
Paper & Forest Products – 0.7%
Caraustar Industries, Inc., Term Loan C - First Lien, 8.000%, 05/01/19	976,428	954,458
Restaurants – 3.6%
CEC Entertainment, Inc., Tranche B Term Loan - First Lien, 4.250%, 02/15/21	1,960,000	1,910,510
Restaurant Brands International, Inc., (Burger King), Term B - First Lien, 3.750%, 12/10/21	753,245	753,874
Steak n Shake Operations, Inc., Term Loan - First Lien, 4.750%, 03/19/21(b)	1,915,673	1,886,938
Total Restaurants		4,551,322
Retail – 9.9%
Albertson's Holdings LLC, Term Loan B-4 - First Lien, 5.500%, 08/25/21	1,980,000	1,985,445
Albertson's LLC, Term Loan B-5 - First Lien, 5.500%, 12/01/22	1,496,250	1,500,260
Charming Charlie LLC, Initial Term Loan - First Lien, 9.000%, 12/24/19(b)	980,000	744,800
CWGS Group LLC (Camping World), Term Loan B - First Lien, 5.750%, 02/20/20	2,533,301	2,486,854
FullBeauty Brands LP / OSP Group, Inc. (a/k/a OneStopPlus Group & Redcats USA), Initial Term Loans - First Lien, 5.75%, 10/14/22	1,000,000	950,830
J. Crew Group, Inc., Initial Loans - First Lien, 4.000%, 03/05/21	496,212	389,293
Jill Acquisition LLC, Term Loan - First Lien, 6.000%, 05/08/22(b)	1,044,750	997,736
PET Acquisition Merger Sub LLC (Petco), Tranche B-1 Term Loan - First Lien, 5.75%, 01/26/23	589,979	590,634
PetSmart, Inc., Tranche B-1 Loan - First Lien, 4.250%, 03/11/22	992,500	989,979
Staples, Inc., Initial Loan - First Lien, 4.75%, 02/02/22	2,000,000	2,001,390
Total Retail		12,637,221
Services: Business – 14.5%
Affinion Group Holdings, Inc., Tranche B Term Loan - First Lien, 6.750%, 04/30/18	355,492	316,262
Centerplate, Inc. (KPLT), Term Loan A - First Lien, 4.750%, 11/26/19	980,000	908,950
Checkout Holding Corp., Term Loan B - First Lien, 4.500%, 04/09/21	2,947,500	2,525,639
CT Technologies Intermediate Holdings, Inc. (HealthPort), Initial Term Loan - First Lien, 5.250%, 12/01/21	1,975,075	1,949,152
Deluxe Entertainment Services Group, Inc., Initial Term Loan - First Lien, 6.500%, 02/28/20	1,899,801	1,811,935
eResearchTechnology, Inc., Term Loans - First Lien, 5.500%, 05/08/22	1,488,750	1,488,289
Novitex Acquisition LLC (Pitney Bowes), Tranche B-2 Term Loan - First Lien, 7.500%, 07/07/20(b)	1,947,500	1,772,225

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016

Investments	Principal	Value
SENIOR LOANS (continued)

Services: Business – 14.5% (continued)
RentPath, Inc., Term Loan - First Lien, 6.250%, 12/17/21	$1,975,000	$1,617,031
RentPath, Inc., Term Loan - Second Lien, 10.000%, 12/19/22	1,000,000	789,165
Solera Holdings, Inc., Dollar Term Loan - First Lien, 5.75%, 02/28/23	942,857	943,616
SourceHOV LLC, Term B Loan - First Lien, 7.750%, 10/31/19(b)	1,434,375	925,172
TCH-2 Holdings LLC (TravelClick), Term Loan - First Lien, 5.500%, 05/12/21(b)	1,965,886	1,877,421
TCH-2 Holdings LLC (TravelClick), Initial Term Loan - Second Lien, 8.750%, 11/12/21(b)	1,750,000	1,557,500
Total Services: Business		18,482,357
Services: Consumer – 7.9%
Fitness International LLC (LA Fitness), Term Loan B - First Lien, 5.500%, 07/01/20	982,500	949,955
Jackson Hewitt Tax Service, Inc., Initial Term Loan - First Lien, 8.000%, 07/30/20	1,000,000	976,250
New Millennium Holdco, Inc. and Millennium Health, LLC Closing Date Term Loan - First Lien, 7.500%, 12/21/20	1,014,526	967,604
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan (2013) - First Lien, 6.500%, 07/01/19	2,846,251	2,839,135
Pre-Paid Legal Services, Inc. (Legalshield), Term Loan - Second Lien, 10.250%, 07/01/20	1,500,000	1,485,000
Renaissance Learning, Inc., Initial Term Loan - First Lien, 4.500%, 04/09/21	1,960,000	1,907,335
Renaissance Learning, Inc., Initial Term Loan - Second Lien, 8.000%, 04/11/22	1,000,000	892,500
Total Services: Consumer		10,017,779
Services: Rental – 0.3%
North American Lifting Holdings, Inc. (TNT Crane), Initial Term Loan - Second Lien, 10.000%, 11/26/21	500,000	360,000
Technology: Contract Manufacturing – 1.0%
TTM Technologies, Inc., Term B Loan - First Lien, 6.000%, 05/31/21(b)	1,375,489	1,308,434
Technology: Hardware – 2.1%
Eastman Kodak Company, Term Loan - First Lien, 7.250%, 09/03/19	974,937	935,940
Zebra Technologies Corp., Term Loan B - First Lien, 4.750%, 10/27/21	1,777,273	1,790,176
Total Technology: Hardware		2,726,116
Technology: Semiconductor – 0.5%
M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan - First Lien, 4.500%, 05/07/21	626,344	625,692
Technology: Services – 11.2%
Ability Networks, Inc., Initial Term Loan - Second Lien, 9.250%, 05/16/22(b)	1,000,000	955,000
Ancestry.com, Inc., Initial Term Loan - First Lien, 5.000%, 08/29/22	1,751,200	1,745,360
AP Gaming I LLC (American Gaming Systems), Term B Loan - First Lien, 9.250%, 12/20/20	989,873	920,583
ConvergeOne Holdings Corporation, Initial Term Loan - First Lien, 6.000%, 06/17/20(b)	1,473,750	1,425,853
First Data Corp., 2018B New Term Loan - First Lien, 3.710%, 09/24/18	1,500,000	1,499,535
MH Sub I LLC & Micro (Internet Brands), Term Loan - First Lien, 5.000%, 07/08/21	1,965,847	1,958,485

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016

Investments	Principal	Value
SENIOR LOANS (continued)

Technology: Services – 11.2% (continued)
PGX Holdings, Inc. (Progrexion), Initial Term Loan - First Lien, 5.750%, 09/29/20	$1,904,286	$1,898,725
Scientific Games International, Inc., Term Loan B-2 - First Lien, 6.000%, 10/01/21	3,950,000	3,835,825
Total Technology: Services		14,239,366
Technology: Software – 10.3%
Compuware Corp., Tranche B2 Term Loan - First Lien, 6.250%, 12/15/21	1,481,250	1,422,466
Deltek, Inc. Term Loan - Second Lien, 9.500%, 06/26/23	1,000,000	965,000
GTCR Valor Companies, Inc. (Cision Vocus), Incremental B-1 Term Loans - First Lien, 6.000%, 05/30/21	1,969,977	1,957,665
Hyland Software, Inc. Initial Loans - Second lien, 8.500%, 05/27/23	1,000,000	946,250
Lanyon Solutions, Inc., Term Loan - First Lien, 5.500%, 11/13/20	2,452,362	2,340,473
Riverbed Technology, Inc., Term Loan - First Lien, 6.000%, 04/24/22	990,000	994,376
RP Crown Parent LLC (Red Prairie), Term Loan B - First Lien, 6.000%, 12/21/18	1,462,566	1,362,014
RP Crown Parent LLC (Red Prairie), Term Loan - Second Lien, 11.250%, 12/21/19	2,000,000	1,615,000
SolarWinds, Inc., Initial US Term Loan - First Lien, 6.5%, 02/03/23	1,500,000	1,488,750
Total Technology: Software		13,091,994
Telecommunications – 10.1%
Asurion Delivery and Installation Services, Inc., Incremental Tranche B-1 Term Loan - First Lien, 5.000%, 05/24/19	725,889	717,117
Asurion Delivery and Installation Services, Inc., Incremental Tranche B-4 Term Loan - First Lien, 5.000%, 08/04/22	1,970,000	1,931,841
Asurion Delivery and Installation Services, Inc., Term Loan - Second Lien, 8.500%, 03/03/21	1,000,000	942,500
Avaya, Inc., Replacement Term B-6 - First Lien, 6.500%, 03/31/18	1,306,662	973,463
Avaya, Inc., Refinancing Term B-7 - First Lien, 6.250%, 05/29/20	1,976,307	1,330,124
Birch Communications, Inc., Term Loan - First Lien, 7.750%, 07/17/20(b)	1,925,000	1,684,375
Communications Sales & Leasing, Inc. (CSL Capital, LLC / Windstream), Term Loan - First Lien, 5.000%, 10/24/22	1,985,000	1,927,306
Fairpoint Communications, Inc., Term Loan - First Lien, 7.500%, 02/14/19	979,454	974,047
IPC Corp., Term Loans - Second Lien, 10.500%, 02/06/22(b)	1,000,000	835,000
Ntelos Inc., Term B Advance - First Lien, 5.750%, 11/11/19(b)	1,599,526	1,591,528
Total Telecommunications		12,907,301
Transportation: Services – 2.7%
Commercial Barge Line Co. (American Commercial Lines), Initial Term Loan - First Lien, 9.750%, 11/12/20(b)	1,335,938	1,205,683
Gruden Acquisition, Inc. (Quality Distribution LLC), Term Loan - Second Lien, 9.500%, 08/18/23(b)	500,000	375,000
Sirva Worldwide, Inc., Term Loan - First Lien, 7.500%, 03/27/19(b)	1,906,706	1,816,138
Total Transportation: Services		3,396,821
Waste Management – 1.5%
Energy Solutions LLC (Envirocare of Utah), Term Advance - First Lien, 6.750%, 05/29/20(b)	2,110,179	1,962,466
Wholesale – 1.4%
4L Technologies, Inc. (Clover Technologies), Initial Term Loan - First Lien, 5.500%, 05/08/20	918,754	831,473

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016

Investments	Principal	Value
SENIOR LOANS (continued)

Wholesale – 1.4% (continued)
FPC Holdings, Inc. (Fleetpride), Initial Term Loan - First Lien, 5.250%, 11/19/19(b)	$1,169,764	$953,357
Total Wholesale		1,784,830
Total Senior Loans (Cost $178,969,887)		166,399,843
CORPORATE BONDS – 7.5% (5.3% of Total Investments)
Aerospace & Defense – 0.7%
Constellis Holdings LLC / Constellis Finance Corp., 9.750%, 05/15/20‡	1,000,000	879,050
Chemicals, Plastics & Rubber – 1.1%
Aruba Investments, Inc., 8.750%, 02/15/23‡	1,500,000	1,432,500
Media: Advertising, Printing & Publishing – 1.1%
Getty Images, Inc., 7.000%, 10/15/20‡	1,000,000	458,750
Harland Clarke Holdings Corp., 6.875%, 03/01/20‡	1,000,000	885,000
Total Media: Advertising, Printing & Publishing		1,343,750
Media: Broadcasting & Subscription – 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/24‡	184,000	193,085
Radio One, Inc., 7.375%, 04/15/22‡	2,000,000	1,767,500
Total Media: Broadcasting & Subscription		1,960,585
Retail – 0.4%
GameStop Corp., 6.75%, 03/15/21‡	500,000	484,375
Services: Business – 0.5%
Solera LLC / Solera Finance, Inc., 10.5%, 03/01/24‡	680,000	684,250
Services: Rental – 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 04/01/24‡	92,000	92,188
Technology: Software – 1.2%
Blue Coat Holdings, Inc., 8.375%, 06/01/23‡	1,500,000	1,546,875
Telecommunications – 0.9%
Frontier Communications Corp., 8.875%, 09/15/20‡	1,048,000	1,093,008
Total Corporate Bonds (Cost $10,093,038)		9,516,581

	Shares
COMMON STOCK – 0.4% (0.3% of Total Investments)
Services: Consumer – 0.4%
New Millennium Holdco, Inc. (Cost $215,986)	29,712	462,393
MONEY MARKET FUND – 2.7% (1.9% of Total Investments)
Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Share Class, 0.22%(c) (Cost $3,423,067)	3,423,067	3,423,067
Total Investments in Securities - 141.0% (Cost $192,701,978)		179,801,884
Line of Credit Payable (Cost $53,000,000) – (41.6)%		(53,000,000)

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (continued)	March 31, 2016

Investments	Value
Other Assets in Excess of Liabilities – 0.6%	$749,800
Net Assets – 100.0%	$127,551,684

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Total fair value of Rule 144A securities amounts to $9,516,581 which represents approximately 7.5% of net assets as of March 31, 2016. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate plus a spread. The most popular benchmark lending rate is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities. The rate shown represents the contractual rate (benchmark rate or floor plus spread) in effect at period end. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.
(b)	Fair Value Level 3 security. All remaining securities are categorized as Level 2.
(c)	Rate shown reflects the 7-day yield as of March 31, 2016.

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Schedule of Investments (unaudited) (concluded)	March 31, 2016

SUMMARY OF SCHEDULE OF INVESTMENTS	% of Net Assets
Aerospace & Defense	2.6%
Automotive	2.2
Banking, Finance, Insurance & Real Estate	3.1
Beverage, Food & Tobacco	3.1
Capital Goods	0.6
Chemicals, Plastics & Rubber	1.6
Construction & Engineering	1.8
Consumer Products: Durables	1.1
Consumer Products: Non Durables	3.4
Consumer Products: Packaged Food	1.1
Energy, Oil & Gas	3.4
Healthcare & Pharmaceuticals	3.6
Hotel, Gaming & Leisure	4.4
Manufacturing	4.4
Media: Advertising, Printing & Publishing	8.2
Media: Broadcasting & Subscription	2.8
Media: Diversified and Services	7.9
Metals & Mining	0.3
Packaging	1.5
Paper & Forest Products	0.7
Restaurants	3.6
Retail	10.3
Services: Business	15.0
Services: Consumer	8.3
Services: Rental	0.4
Technology: Contract Manufacturing	1.0
Technology: Hardware	2.1
Technology: Semiconductor	0.5
Technology: Services	11.2
Technology: Software	11.5
Telecommunications	11.0
Transportation: Services	2.7
Waste Management	1.5
Wholesale	1.4
Money Market Fund	2.7
Total Investments	141.0
Line of Credit Payable	(41.6)
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

See Notes to Schedule of Investments

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited)	March 31, 2016

1. ORGANIZATION

THL Credit Senior Loan Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is an unincorporated business trust established under the laws of Delaware by an Agreement and Declaration of Trust dated July 30, 2013. The Fund commenced operations on September 20, 2013. The Fund’s investment objective is to provide current income and preservation of capital primarily through investments in U.S. dollar-denominated senior secured corporate loans and notes (“Senior Loans”). Under normal market conditions, the Fund will invest 100% of its Managed Assets in the securities of issuers located in North America and does not currently intend to invest a material amount of its Managed Assets outside the United States. For the purposes of complying with these requirements, an issuer will be located in North America if its legal domicile is in North America or if the legal domicile of any co-issuer that is controlling, controlled by or under common control with the issuer is in North America where the co-issuer is (i) 100% responsible for the payment of principal and interest on the loan or security and (ii) the Fund has direct recourse against the co-issuer in the United States courts in the event that 100% of the payment of principal and interest on the securities is not made. Investments in issuers deemed to be located in the United States for these purposes will be deemed to be investments in the United States. Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser (the “Adviser”). FWCA has engaged THL Credit Advisors LLC (the “Sub-adviser” or “THL Credit”) to serve as the sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the Fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Senior Loans shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations (including mid or average prices) and other criteria or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Sub-adviser shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fixed income securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. The Committee may from time to time utilize a valuation method other than amortized cost when appropriate, for example, when credit worthiness of the issuer is impaired or for other reasons.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2016:

Asset Type	Level 1	Level 2	Level 3	Total
Senior Loans
Aerospace & Defense	$–	$1,634,224	$842,500	$2,476,724
Automotive	–	430,931	2,362,526	2,793,457
Banking, Finance, Insurance & Real Estate	–	465,653	3,456,774	3,922,427
Beverage, Food & Tobacco	–	–	4,011,204	4,011,204
Capital Goods	–	806,442	–	806,442
Chemicals, Plastics & Rubber	–	587,306	–	587,306
Construction & Engineering	–	–	2,350,000	2,350,000
Consumer Products: Durables	–	–	1,446,715	1,446,715
Consumer Products: Non Durables	–	4,144,235	235,286	4,379,521
Consumer Products: Packaged Food	–	1,368,542	–	1,368,542
Energy, Oil & Gas	–	3,445,070	854,167	4,299,237
Healthcare & Pharmaceuticals	–	4,587,304	–	4,587,304
Hotel, Gaming & Leisure	–	1,832,753	3,779,088	5,611,841
Manufacturing	–	2,297,340	3,301,902	5,599,242
Media: Advertising, Printing & Publishing	–	8,991,687	–	8,991,687
Media: Broadcasting & Subscription	–	501,445	1,164,061	1,665,506
Media: Diversified and Services	–	10,116,294	–	10,116,294
Metals & Mining	–	–	429,274	429,274
Packaging	–	1,910,963	–	1,910,963
Paper & Forest Products	–	954,458	–	954,458
Restaurants	–	2,664,384	1,886,938	4,551,322
Retail	–	10,894,685	1,742,536	12,637,221
Services: Business	–	12,350,039	6,132,318	18,482,357
Services: Consumer	–	10,017,779	–	10,017,779
Services: Rental	–	360,000	–	360,000
Technology: Contract Manufacturing	–	–	1,308,434	1,308,434
Technology: Hardware	–	2,726,116	–	2,726,116
Technology: Semiconductor	–	625,692	–	625,692
Technology: Services	–	11,858,513	2,380,853	14,239,366
Technology: Software	–	13,091,994	–	13,091,994
Telecommunications	–	8,796,398	4,110,903	12,907,301
Transportation: Services	–	–	3,396,821	3,396,821
Waste Management	–	–	1,962,466	1,962,466
Wholesale	–	831,473	953,357	1,784,830
Corporate Bonds*	–	9,516,581	–	9,516,581
Common Stock*	–	462,393	–	462,393
Money Market Fund	–	3,423,067	–	3,423,067
Total Investments	$–	$131,693,761	$48,108,123	$179,801,884

* Please refer to Schedule of Investments for breakdown of valuations by industry.

THL Credit Senior Loan Fund
Notes to the Schedule of Investments (unaudited) (continued)	March 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Loans	Corporate Bonds	Common Stock	Total
Balance as of December 31, 2015	$49,155,414	$1,441,875	$148,560	$50,745,849
Realized gain (loss)	11,780	-	-	11,780
Change in unrealized appreciation	(1,527,219)	-	-	(1,527,219)
Amortization (accretion)	34,521	-	-	34,521
Purchases	-	-	-	-
Sales and principal paydowns	(457,706)	-	-	(457,706)
Transfers in and/or out of Level 3	891,333	(1,441,875)	(148,560)	(699,102)
Balance as of March 31, 2016	$48,108,123	$-	$-	$48,108,123

Net change in unrealized depreciation attributable to level 3 investments held at March 31, 2016 was $1,527,219.

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

Information about Level 3 fair value measurements as of March 31, 2016:

	Fair Value	Valuation Technique	Unobservable Input
Senior Loans	$48,108,123	Third-party vendor service	Vendor quotes

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2016 based on cost of $192,701,978 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $840,656 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,740,750 resulting in net unrealized depreciation of $12,900,094.

4. DELAYED DRAW LOAN COMMITMENTS

As of March 31, 2016, the Fund had no delayed draw loan commitment outstanding.

 Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THL CREDIT SENIOR LOAN FUND

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	May 26, 2016

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	May 26, 2016

* Print the name and title of each signing officer under his or her signature.